Securitisations and Covered Bonds - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Langton
Disclosure Of Gross Asset Securitised [Line Items]
Gain or loss on covered bonds programme redemption	£ 0
Holmes
Disclosure Of Gross Asset Securitised [Line Items]
Beneficial interest in residential mortgage loans	500	£ 800
Cash deposits	60	112
Fosse
Disclosure Of Gross Asset Securitised [Line Items]
Beneficial interest in residential mortgage loans	1,600	1,500
Cash deposits	£ 185	£ 108